Investment Property	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Investment Property

Note 20 Investment Property

Investment property movements are detailed as follows:

	Land	Buildings	Total
	ThCh$	ThCh$	ThCh$
As of January 1, 2022
Historic cost	7,113,560	3,346,699	10,460,259
Accumulated depreciation	–	(908,645)	(908,645)
Book Value	7,113,560	2,438,054	9,551,614

As of December 31, 2022
Transfers from PPE (cost)	277	–	277
Divestitures	(121,880)	–	(121,880)
Depreciation	–	(85,267)	(85,267)
Conversion effect (cost)	(1,859,082)	(712,681)	(2,571,763)
Conversion effect (depreciation)	–	66,700	66,700
Others increases (decreases) (1)	2,528,154	916,159	3,444,313
Sub-Total	547,469	184,911	732,380
Book Value	7,661,029	2,622,965	10,283,994

As of December 31, 2022
Historic cost	7,661,029	3,550,177	11,211,206
Accumulated depreciation	–	(927,212)	(927,212)
Book Value	7,661,029	2,622,965	10,283,994

As of December 31, 2023
Additions	–	36,101	36,101
Depreciation	–	(72,250)	(72,250)
Conversion effect (cost)	(4,013,380)	(1,497,425)	(5,510,805)
Conversion effect (depreciation)	–	117,411	117,411
Others increases (decreases) (1)	2,468,404	798,301	3,266,705
Sub-Total	(1,544,976)	(617,862)	(2,162,838)
Book Value	6,116,053	2,005,103	8,121,156

As of December 31, 2023
Historic cost	6,116,053	2,887,154	9,003,207
Accumulated depreciation	–	(882,051)	(882,051)
Book Value	6,116,053	2,005,103	8,121,156

(1) Corresponds to the financial effect of the application IAS 29 Financial reporting in hyperinflationary economies.

Investment property includes seventeen land properties, two offices and one apartment, situated in Chile, which are maintained for appreciation purposes, recording no income in 2023 (ThCh$ 4,534 as of December 31, 2022 and ThCh$ 5,836 as of December 31, 2021). Additionally, there are four properties in Argentina, which are leased and generated an income for ThCh$ 110,554 for period 2023 (ThCh$ 337,638 as on December 31, 2022 and ThCh$ 84,859 as on December 31, 2021). In addition, the expenses associated with such investment properties amounted to ThCh$ 76,843 for the period ended as of December 31, 2023 (ThCh$ 87,499 as of December 31, 2022 and ThCh$ 64,916 as f December 31,2021).

The market valuation of investment properties exceeds 100% of the book value.

The fair value, of investment property that represent 96% of the carrying amount is ThCh$ 18,060,704.

Management has not detected evidence of impairment of investment property.

The Company does not maintain any pledge or restriction over investment property items.